SUPPLEMENT TO THE PROSPECTUS

                          Prospectus dated May 8, 1995
                  (as amended August 31, 1995, and supplemented
             October 2, 1995, November 8, 1995 and December 5, 1995)

                             TEMPLETON REGION FUNDS

                         Templeton Greater European Fund
                          Templeton Latin America Fund


The section entitled "EXPENSE TABLE" is modified as follows:

                                                       ONE YEAR     THREE YEARS
                                                      ----------    -----------
Greater European Fund
         Class I............................            $75               $112
         Class II...........................             45                 87
Latin America Fund
         Class I............................            $80               $127
         Class II...........................             50                102

You would pay the following expenses on the same investment in Class II Shares, assuming no redemptions.
         Greater European Fund, Class II....            $35              $  87
         Latin America Fund, Class II.......             40                102



February 26, 1996                                             TLGIT STKR2 2/96